Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Homebuilding	$ 60,802	$ 33,524	$ 145,054	$ 64,980	$ 146,926	$ 57,101
Real estate services	20,524	16,863	60,915	55,537	73,070	68,185
Amenities	4,192	3,778	16,620	15,241	21,012	18,986
Total revenues	85,518	54,165	222,589	135,758	241,008	144,272
Cost of Sales
Homebuilding	42,992	21,357	100,621	44,774	100,786	51,013
Real estate services	19,656	16,918	57,762	53,963	71,675	68,209
Amenities	5,713	5,095	18,343	17,134	24,254	22,510
Total cost of sales	68,361	43,370	176,726	115,871	196,715	153,154
Gross margin	17,157	10,795	45,863	19,887	44,293	(8,882)
Other income	(29)	(826)	(1,249)	(1,994)	(7,493)	(2,294)
Selling, general and administrative expenses	10,279	7,399	29,007	21,070	32,129	30,911
Interest expense	184	982	1,798	5,997	6,978	16,954
Expenses related to early repayment of debt	5,105		5,105	16,984	16,984
Total S, G & A and other income (expense)	15,539	7,555	34,661	42,057	48,598	45,571
Loss from continuing operations before income taxes	1,618	3,240	11,202	(22,170)	(4,305)	(54,453)
Income tax benefit from continuing operations		51,313	85	52,250	52,233	6,140
Income (loss) from continuing operations	1,618	54,553	11,287	30,080	47,928	(48,313)
Income from discontinued operations, net of tax		17		118	118	1,477
Gain on sale of discontinued operations, net of tax		1,192		2,588	2,588	511
Net income (loss)	1,618	55,762	11,287	32,786	50,634	(46,325)
Net loss from continuing operations attributable to noncontrolling interests	340	261	163	119	189	(68)
Net income (loss) attributable to WCI Communities, Inc.	1,958	56,023	11,450	32,905	50,823	(47,125)
Preferred stock dividends	(18,980)		(19,680)
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	(17,022)	56,023	(8,230)	32,905
Basic
Continuing operations (in dollars per share)	$ (0.71)	$ 3.06	$ (0.41)	$ 2.28	$ 3.33	$ (4.90)
Discontinued operations (in dollars per share)		$ 0.07		$ 0.20	$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ (0.71)	$ 3.13	$ (0.41)	$ 2.48	$ 3.52	$ (4.77)
Diluted
Continuing operations (in dollars per share)	$ (0.71)	$ 3.05	$ (0.41)	$ 2.27	$ 3.31	$ (4.90)
Discontinued operations (in dollars per share)		$ 0.07		$ 0.20	$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ (0.71)	$ 3.12	$ (0.41)	$ 2.47	$ 3.50	$ (4.77)
Weighted average number of shares of common stock outstanding:
Basic (in shares)	24,138	17,888	20,099	13,273	14,445	9,883
Diluted (in shares)	24,138	17,944	20,099	13,307	14,515	9,883
Net income attributable to WCI Communities, Inc.:
Income from continuing operations	1,958	54,814	11,450	30,199	48,117	(48,381)
Income from discontinued operations		1,209		2,706	2,706	1,256
Net income (loss) attributable to WCI Communities, Inc.	$ 1,958	$ 56,023	$ 11,450	$ 32,905	$ 50,823	$ (47,125)